Current and long-term debt - 2020 CMBFL lease financing (Details)	1 Months Ended				2 Months Ended	3 Months Ended
	Mar. 31, 2021 USD ($)	Nov. 30, 2020 USD ($) vessel tanker	Sep. 30, 2020 USD ($) tanker vessel	Aug. 31, 2018	Mar. 31, 2021	Sep. 30, 2020 USD ($) tanker vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 2,541,678,000	$ 2,415,326,000
Minimum ratio for fair value of vessels				115.00%
2020 CMBFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Sale leaseback transaction, term			7 years
Borrowings			$ 45,400,000			$ 45,400,000
Net debt to capitalization ratio						0.60
Consolidated tangible net worth						$ 1,000,000,000
Cumulative positive net income						25.00%
Net proceeds of equity issuance						50.00%
Minimum ratio for fair value of vessels						120.00%
2020 CMBFL Lease Financing | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel			500,000			$ 500,000
Consolidated liquidity requirement per each chartered-in vessel			250,000			250,000
2020 CMBFL Lease Financing | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount			25,000,000			$ 25,000,000
2020 CMBFL Lease Financing | STI Leblon and STI Bosphorus | Vessels | MR
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel			$ 400,000
Number of vessels under finance lease arrangements | tanker			2			2
2020 CMBFL Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			3.20%			3.20%
2017 Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 29,300,000	$ 30,100,000
2017 Credit Facility | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel		2	2			2
2020 TSFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Sale leaseback transaction, term		7 years
Borrowings		$ 47,300,000
Net debt to capitalization ratio		0.65
Consolidated tangible net worth		$ 1,000,000,000
Minimum ratio for fair value of vessels		115.00%
2020 TSFL Lease Financing | STI Galata and STI La Boca | Vessels | MR
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel		$ 400,000
Number of vessels under finance lease arrangements | tanker		2
2020 TSFL Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.20%
2020 SPDB-FL Lease Financing
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 62,900,000
Borrowings		96,500,000
Net debt to capitalization ratio					0.70
Consolidated tangible net worth		$ 650,000,000
Minimum ratio for fair value of vessels		115.00%
2020 SPDB-FL Lease Financing | STI Galata and STI La Boca | Vessels | MR
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel		$ 400,000
Borrowing to be deposited with lessor (percent)	3.00%
Aggregate deposit required	$ 2,900,000
2020 SPDB-FL Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.05%